                     Prospectus Supplement Dated May 1, 2006

     This prospectus supplement is distributed to policy owners of variable life insurance policies issued by John Hancock Variable Life Insurance Company and offering interests in John Hancock Variable Life Account S.

     This supplement describes the changes that have been made in the product prospectuses pertaining to variable investment options that are available. Please note that certain of the investment options described in this prospectus supplement may not be available to you under your policy.

1. The prospectuses for the "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge" and "Performance Survivorship Variable Universal Life" products are amended to replace the list of available investment options on page 1 of the product prospectus with the following:

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Small Cap
International Equity Index B
Overseas Equity
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
Growth & Income
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value
American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
Managed
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Bond Index B
Core Bond
Active Bond
U.S. Government Securities
Short-Term Bond
Money Market B
Lifestyle Aggressive
Lifestyle Growth
Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative

2. The prospectuses for the "Majestic Variable Universal Life" and "Majestic Variable Estate Protection" products are amended to replace the list of investment options on page 1 of the product prospectus with the following:

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Small Cap
International Equity Index B
Overseas Equity
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
US Global Leaders Growth
Quantitative All Cap
All Cap Core
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
Growth & Income
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value
American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
Managed
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Bond Index B
Core Bond
Active Bond
U.S. Government Securities
Short-Term Bond
Money Market B
Lifestyle Aggressive
Lifestyle Growth
Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative
Brandes International Equity
Turner Core Growth Equity
Frontier Capital Appreciation
Business Opportunity Value

3. The last two tables appearing in the section entitled "Fee Tables" are deleted and the following substituted in their place. Please note that certain of the investment options described in these tables may not be available to you under your policy.

     The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

            Total Annual Portfolio Operating Expenses                   Minimum        Maximum
 Range of expenses, including management fees, distribution and/         0.50%          1.53%
 or service (12b-1) fees, and other expenses

     The next table describes the fees and expenses for each class of shares of each portfolio underlying a variable investment option offered through this prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the portfolio as its underlying investment medium. Except for the American International, American Growth, American Growth-Income, American Blue Chip Income and Growth, American Bond and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. Except as indicated in the footnotes appearing at the end of the table, the expense ratios are based upon the portfolio's actual expenses for the year ended December 31, 2005.

Portfolio Annual Expenses
(as a percentage of portfolio average net assets, rounded to two decimal places)

                                                   Management        12b-1         Other               Total
Portfolio                                             Fees            Fees        Expenses        Annual Expenses
--------------------------------------------      ------------      -------      ----------      ----------------
 Science & Technology ......................        1.05%A          N/A          0.07%                 1.12%
 Pacific Rim ...............................        0.80%           N/A          0.24%                 1.04%
 Health Sciences ...........................        1.05%A          N/A          0.12%                 1.17%
 Emerging Growth ...........................        0.80%           N/A          0.08%                 0.88%
 Small Cap Growth ..........................        1.07%           N/A          0.06%                 1.13%
 Emerging Small Company ....................        0.97%           N/A          0.07%                 1.04%
 Small CapB ................................        0.85%           N/A          0.03%                 0.88%
 Small Cap Index ...........................        0.49%           N/A          0.04%                 0.53%
 Dynamic Growth ............................        0.95%           N/A          0.07%                 1.02%
 Mid Cap Stock .............................        0.84%           N/A          0.08%                 0.92%
 Natural Resources .........................        1.00%           N/A          0.07%                 1.07%
 All Cap Growth ............................        0.85%           N/A          0.06%                 0.91%
 Strategic Opportunities ...................        0.80%           N/A          0.08%                 0.88%
 Financial Services ........................        0.82%C          N/A          0.09%                 0.91%
 International Opportunities ...............        0.90%           N/A          0.06%                 0.96%
 International Small Cap ...................        0.92%           N/A          0.21%                 1.13%
 International Equity Index BB/D/I .........        0.55%           N/A          0.04%                 0.59%
 Overseas EquityB ..........................        1.05%           N/A          0.23%                 1.28%
 American InternationalE/H .................        0.52%           0.60%        0.08%                 1.20%
 International Value .......................        0.82%F          N/A          0.19%                 1.01%
 International Core ........................        0.89%           N/A          0.07%                 0.96%
 Quantitative Mid Cap ......................        0.74%           N/A          0.10%                 0.84%
 Mid Cap Index .............................        0.49%           N/A          0.04%                 0.53%
 Mid Cap Core ..............................        0.87%           N/A          0.08%                 0.95%
 Global ....................................        0.82%F          N/A          0.16%                 0.98%
 Capital Appreciation ......................        0.81%           N/A          0.05%                 0.86%
 American GrowthE ..........................        0.33%           0.60%        0.04%                 0.97%
 U.S. Global Leaders Growth ................        0.70%           N/A          0.06%                 0.76%
 Quantitative All Cap ......................        0.71%           N/A          0.06%                 0.77%

                                                   Management        12b-1         Other               Total
Portfolio                                             Fees            Fees        Expenses        Annual Expenses
--------------------------------------------      ------------      -------      ----------      ----------------
 All Cap Core ..............................        0.80%           N/A          0.07%                 0.87%
 Total Stock Market Index ..................        0.49%           N/A          0.04%                 0.53%
 Blue Chip Growth ..........................        0.81%A          N/A          0.07%                 0.88%
 U.S. Large Cap ............................        0.83%           N/A          0.06%                 0.89%
 Core Equity ...............................        0.79%           N/A          0.06%                 0.85%
 Strategic Value ...........................        0.85%           N/A          0.08%                 0.93%
 Large Cap Value ...........................        0.84%           N/A          0.08%                 0.92%
 Classic Value .............................        0.80%           N/A          0.24%                 1.04%
 Utilities .................................        0.85%           N/A          0.19%                 1.04%
 Real Estate Securities ....................        0.70%           N/A          0.06%                 0.76%
 Small Cap Opportunities ...................        0.99%           N/A          0.08%                 1.07%
 Small Cap ValueB/D ........................        1.07%           N/A          0.05%                 1.12%
 Small Company ValueD ......................        1.03%A          N/A          0.05%                 1.08%
 Special Value .............................        1.00%           N/A          0.21%                 1.21%
 Mid Value .................................        0.98%A          N/A          0.08%                 1.06%
 Mid Cap Value .............................        0.85%           N/A          0.05%                 0.90%
 Value .....................................        0.74%           N/A          0.06%                 0.80%
 All Cap Value .............................        0.83%           N/A          0.07%                 0.90%
 Growth & IncomeB ..........................        0.68%           N/A          0.08%                 0.76%
 500 Index BB/D/I ..........................        0.47%           N/A          0.03%                 0.50%
 Fundamental Value .........................        0.77%C          N/A          0.05%                 0.82%
 U.S. Core .................................        0.76%           N/A          0.05%                 0.81%
 Large CapB ................................        0.84%           N/A          0.05%                 0.89%
 Quantitative Value ........................        0.70%           N/A          0.06%                 0.76%
 American Growth-IncomeE ...................        0.28%           0.60%        0.05%                 0.93%
 Equity-Income .............................        0.81%A          N/A          0.05%                 0.86%
 American Blue Chip Income and GrowthE .....        0.44%           0.60%        0.04%                 1.08%
 Income & Value ............................        0.79%           N/A          0.08%                 0.87%
 ManagedB ..................................        0.69%           N/A          0.06%                 0.75%
 PIMCO VIT All Asset .......................        0.20%           0.25%        1.08%G                1.53%
 Global Allocation .........................        0.85%           N/A          0.19%                 1.04%
 High Yield ................................        0.66%           N/A          0.07%                 0.73%
 U.S. High Yield BondB/D ...................        0.74%           N/A          0.21%                 0.95%
 Strategic Bond ............................        0.67%           N/A          0.08%                 0.75%
 Strategic Income ..........................        0.73%           N/A          0.30%                 1.03%
 Global Bond ...............................        0.70%           N/A          0.12%                 0.82%
 Investment Quality Bond ...................        0.60%           N/A          0.09%                 0.69%
 Total Return ..............................        0.70%           N/A          0.07%                 0.77%
 American BondE ............................        0.43%           0.60%        0.04%                 1.07%
 Real Return Bond ..........................        0.70%           N/A          0.07%                 0.77%
 Bond Index BB/D/I .........................        0.47%           N/A          0.03%                 0.50%
 Core BondB ................................        0.67%           N/A          0.07%                 0.74%
 Active BondB ..............................        0.60%           N/A          0.07%                 0.67%
 U.S. Government Securities ................        0.59%           N/A          0.07%                 0.66%
 Short-Term BondB ..........................        0.59%           N/A          0.09%                 0.68%
 Money Market BB/D/I .......................        0.49%           N/A          0.04%                 0.53%
 Lifestyle Aggressive ......................        0.05%           N/A          0.95%H                1.00%
 Lifestyle Growth ..........................        0.05%           N/A          0.89%H                0.94%
 Lifestyle Balanced ........................        0.05%           N/A          0.86%H                0.91%

                                                   Management        12b-1         Other               Total
Portfolio                                             Fees            Fees        Expenses        Annual Expenses
--------------------------------------------      ------------      -------      ----------      ----------------
 Lifestyle Moderate ........................        0.05%           N/A          0.81%H                0.86%
 Lifestyle Conservative ....................        0.05%           N/A          0.78%H                0.83%
 Brandes International EquityJ .............        0.69%           N/A          0.23%                 0.92%
 Turner Core GrowthJ .......................        0.45%           N/A          0.23%                 0.68%
 Frontier Capital AppreciationJ ............        0.90%           N/A          0.21%                 1.11%
 Business Opportunity ValueJ ...............        0.65%           N/A          0.36%                 1.01%

A The adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

The percentage fee reduction is as follows:

Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (as a percentage of the Management Fee)
-------------------------------------   ----------------------------------------
  First $750 million.................                     0.00%
  Over $750 million..................                      5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (as a percentage of the Management Fee)
-------------------------------------   ----------------------------------------
  First $750 million.................                     0.00%
  Next $750 million..................                      5.0%
  Excess over $1.5 billion...........                      7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

B Commenced operations April 29, 2005.

C For the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.

                                                              Between $50 million        Excess Over
Portfolio                            First $50 million          and $500 million         $500 million
------------------------------      -------------------      ---------------------      -------------
  Financial Services .........            0.85%                     0.80%                   0.75%
  Fundamental Value ..........            0.85%                     0.80%                   0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:

  Financial Services .........            0.82%
  Fundamental Value ..........            0.77%

D Based on estimates for the current fiscal year.

E Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment management fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15% .

F Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global and International Value portfolios, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.45% of the portfolio's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global and International Value portfolios was 0.77% and 0.78%, respectively. These advisory fee waivers may be rescinded at any time.

G Other Expenses for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds` expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio`s current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

HEach of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, American Bond, and the American Growth-Income (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50% to 1.53%.

IThe adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund`s "Annual Operating Expenses." A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund`s business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Variable Life Insurance Company or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the management fee shown for the 500 Index Trust B, Bond Index Trust B, International Equity Index Trust B and Money Market Trust B would be 0.22%, 0.22%, 0.30% and 0.24%, respectively, and the Total Fund Annual Expenses shown would be 0.25%, 0.25%, 0.34% and 0.28%, respectively.

JFor the period ending May 1, 2006 to April 30, 2007, the adviser has contractually agreed to reimburse the portfolio for any expenses (other than advisory fees, brokerage or other portfolio expenses) to the extent that such expenses exceed 0.25% of the portfolio's annualized average daily net assets. Fees and expenses shown are for the year end December 31, 2005. Future fees and expenses may be different.

4. The Table of Investment Options and Investment Subadvisers is deleted and the following is substituted in its place. Please note that certain of the investment options described in this table may not be available to you under your policy.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

     When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

     The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

     The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

     The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

     The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

     The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

     The portfolios available under the policies are as follows:

 Portfolio                               Portfolio Manager
==================================      ====================================
 Science & Technology                   T. Rowe Price Associates, Inc.
 Pacific Rim                             MFC Global Investment
                                        Management (U.S.A.) Limited
 Health Sciences                        T. Rowe Price Associates, Inc.
 Emerging Growth                         MFC Global Investment
                                        Management (U.S.A.) Limited
 Small Cap Growth                       Wellington Management Company,
                                        LLP
 Emerging Small Company                  Franklin Advisers, Inc.
 Small Cap                              Independence Investment LLC
 Small Cap Index                         MFC Global Investment
                                        Management (U.S.A.) Limited
 Dynamic Growth                         Deutsche Asset Management Inc.
 Mid Cap Stock                           Wellington Management Company,
                                        LLP
 Natural Resources                      Wellington Management Company,
                                        LLP

 Portfolio                               Investment Description
==================================      ====================================================================
 Science & Technology                   Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 80% of its net assets
                                        (plus any borrowings for investment purposes) in common
                                        stocks of companies expected to benefit from the
                                        development, advancement, and use of science and
                                        technology. Current income is incidental to the portfolio's objective.
 Pacific Rim                             Seeks long-term growth of capital by investing in a
                                        diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations
                                        domiciled in countries in the Pacific Rim region.
 Health Sciences                        Seeks long-term capital appreciation by investing, under
                                        normal market conditions, at least 80% of its net assets
                                        (plus any borrowings for investment purposes) in common
                                        stocks of companies engaged in the research, development,
                                        production, or distribution of products or services related to health care, medicine, or the life sciences.
 Emerging Growth                         Seeks superior long-term rates of return through capital
                                        appreciation by investing, under normal circumstances,
                                        primarily in high quality securities and convertible
                                        instruments of small-cap U.S. companies.
 Small Cap Growth                       Seeks long-term capital appreciation by investing, under
                                        normal market conditions, primarily in small-cap
                                        companies that are believed to offer above average potential for growth in revenues and earnings.
 Emerging Small Company                  Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 80% of its net assets
                                        (plus any borrowings for investment purposes) in common
                                        stock equity securities of companies with market
                                        capitalizations that approximately match the range of
                                        capitalization of the Russell 2000 Growth Index* at the
                                        time of purchase.
 Small Cap                              Seeks maximum capital appreciation consistent with
                                        reasonable risk to principal by investing, under normal
                                        market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is
                                        under $2 billion.
 Small Cap Index                         Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to
                                        track the performance of the Russell 2000 Index.*
 Dynamic Growth                         Seeks long-term growth of capital by investing in stocks
                                        and other equity securities of medium-sized U.S. companies with strong growth potential.
 Mid Cap Stock                           Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant
                                        capital appreciation potential.
 Natural Resources                      Seeks long-term total return by investing, under normal
                                        market conditions, primarily in equity and equity-related
                                        securities of natural resource-related companies worldwide.

 Portfolio                               Portfolio Manager
==================================      ====================================
 All Cap Growth                         AIM Capital Management, Inc.
 Strategic Opportunities                 Fidelity Management & Research
                                        Company
 Financial Services                     Davis Advisors
 International Opportunities             Marisco Capital Management, LLC
 International Small Cap                Templeton Investment Counsel, Inc.
 International Equity Index B            SSgA Funds Management, Inc.
 Overseas Equity                        Capital Guardian Trust Company
 American International                  Capital Research Management
                                        Company
 International Value                    Templeton Investment Counsel, Inc.

 Portfolio                               Investment Description
==================================      ====================================================================
 All Cap Growth                         Seeks long-term capital appreciation by investing the
                                        portfolio's assets, under normal market conditions,
                                        principally in common stocks of companies that are likely
                                        to benefit from new or innovative products, services or
                                        processes, as well as those that have experienced above
                                        average, long-term growth in earnings and have excellent
                                        prospects for future growth.
 Strategic Opportunities                 Seeks growth of capital by investing primarily in common
                                        stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a
                                        combination of both.
 Financial Services                     Seeks growth of capital by investing primarily in common
                                        stocks of financial companies. During normal market
                                        conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                        companies that are principally engaged in financial
                                        services. A company is "principally engaged" in financial
                                        services if it owns financial services-related assets
                                        constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
 International Opportunities             Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 65% of its assets in
                                        common stocks of foreign companies that are selected for
                                        their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The
                                        portfolio normally invests in issuers from at least three
                                        different countries not including the U.S. The portfolio may invest in common stocks of companies operating in
                                        emerging markets.
 International Small Cap                Seeks capital appreciation by investing primarily in the
                                        common stock of companies located outside the U.S. which
                                        have total stock market capitalization or annual revenues of
                                        $1.5 billion or less.
 International Equity Index B            Seeks to track the performance of broad-based equity
                                        indices of foreign companies in developed and emerging
                                        markets by attempting to track the performance of the
                                        MSCI All Country World ex-US Index*. (Series I shares
                                        are available for sale to contracts purchased prior to May
                                        13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002).
 Overseas Equity                        Seeks long-term capital appreciation by investing, under
                                        normal conditions, at least 80% of its assets in equity
                                        securities of a diversified mix of large established and
                                        medium-sized foreign companies located primarily in
                                        developed countries and, to a lesser extent, in emerging
                                        markets.
 American International                  Invests all of its assets in Class 2 shares of the International
                                        Fund, a series of American Fund Insurance Series. The
                                        International Fund invests primarily in common stocks of
                                        companies located outside the United States.
 International Value                    Seeks long-term growth of capital by investing, under
                                        normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging
                                        markets.

 Portfolio                               Portfolio Manager
==================================      ====================================
 International Core                     Grantham, Mayo, Van Otterloo &
                                        Co. LLC
 Quantitative Mid Cap                    MFC Global Investment
                                        Management (U.S.A.) Limited
 Mid Cap Index                          MFC Global Investment
                                        Management (U.S.A.) Limited
 Mid Cap Core                            AIM Capital Management, Inc.
 Global                                 Templeton Global Advisors Limited
 Capital Appreciation                    Jennison Associates LLC
 American Growth                        Capital Research Management
                                        Company
 U.S. Global Leaders Growth              Sustainable Growth Advisers, L.P.
 Quantitative All Cap                   MFC Global Investment
                                        Management (U.S.A.) Limited
 All Cap Core                            Deutsche Asset Management Inc.
 Total Stock Market Index               MFC Global Investment
                                        Management (U.S.A.) Limited
 Blue Chip Growth                        T. Rowe Price Associates, Inc.

 Portfolio                               Investment Description
==================================      ====================================================================
 International Core                     Seeks to outperform the MSCI EAFE Index* by investing
                                        typically in a diversified portfolio of equity investments from developed markets other than the U.S.
 Quantitative Mid Cap                    Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 80% of its total assets
                                        (plus any borrowings for investment purposes) in U.S. mid-
                                        cap stocks, convertible preferred stocks, convertible bonds and warrants.
 Mid Cap Index                          Seeks to approximate the aggregate total return of a mid-
                                        cap U.S. domestic equity market index by attempting to
                                        track the performance of the S&P Mid Cap 400 Index*.
 Mid Cap Core                            Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 80% of its assets in
                                        equity securities, including convertible securities, of mid-
                                        capitalization companies.
 Global                                 Seeks long-term capital appreciation by investing, under
                                        normal market conditions, at least 80% of its net assets
                                        (plus any borrowings for investment purposes) in equity
                                        securities of companies located anywhere in the world,
                                        including emerging markets.
 Capital Appreciation                    Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                        subadviser believes have above-average growth prospects.
                                        These companies are generally medium-to-large
                                        capitalization companies.
 American Growth                        Invests all of its assets in Class 2 shares of the Growth
                                        Fund, a series of American Fund Insurance Series. The
                                        Growth Fund invests primarily in common stocks of
                                        companies that appear to offer superior opportunities for
                                        growth of capital.
 U.S. Global Leaders Growth              Seeks long-term growth of capital by investing, under
                                        normal market conditions, primarily in common stocks of
                                        "U.S. Global Leaders."
 Quantitative All Cap                   Seeks long-term growth of capital by investing, under
                                        normal circumstances, primarily in equity securities of U.S.
                                        companies. The portfolio will generally focus on equity
                                        securities of U.S. companies across the three market
                                        capitalization ranges of large, mid and small.
 All Cap Core                            Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within
                                        the Russell 3000 Index*.
 Total Stock Market Index               Seeks to approximate the aggregate total return of a broad
                                        U.S. domestic equity market index by attempting to track
                                        the performance of the Wilshire 5000 Equity Index*.
 Blue Chip Growth                        Seeks to achieve long-term growth of capital (current
                                        income is a secondary objective) by investing, under
                                        normal market conditions, at least 80% of the portfolio's
                                        total assets in the common stocks of large and medium-
                                        sized blue chip growth companies. Many of the stocks in
                                        the portfolio are expected to pay dividends.

 Portfolio                               Portfolio Manager
==================================      ====================================
 U.S. Large Cap                         Capital Guardian Trust Company
 Core Equity                             Legg Mason Funds Management,
                                        Inc.
 Strategic Value                        Massachusetts Financial Services
                                        Company
 Large Cap Value                         Mercury Advisors
 Classic Value                          Pzena Investment Management,
                                        LLC
 Utilities                               Massachusetts Financial Services
                                        Company
 Real Estate Securities                 Deutsche Asset Management Inc.
 Small Cap Opportunities                 Munder Capital Management
 Small Cap Value                        Wellington Management Company,
                                        LLP
 Small Company Value                     T. Rowe Price Associates, Inc.

 Portfolio                               Investment Description
==================================      ====================================================================
 U.S. Large Cap                         Seeks long-term growth of capital and income by investing
                                        the portfolio's assets, under normal market conditions,
                                        primarily in equity and equity-related securities of
                                        companies with market capitalization greater than $500
                                        million.
 Core Equity                             Seeks long-term capital growth by investing, under normal
                                        market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                        The subadviser seeks to purchase securities at large
                                        discounts to the subadviser's assessment of their intrinsic value.
 Strategic Value                        Seeks capital appreciation by investing, under normal
                                        market conditions, at least 65% of its net assets in common stocks and related securities of companies which the
                                        subadviser believes are undervalued in the market relative to their long term potential.
 Large Cap Value                         Seeks long-term growth of capital by investing, under
                                        normal market conditions, primarily in a diversified
                                        portfolio of equity securities of large cap companies located in the U.S.
 Classic Value                          Seeks long-term growth of capital by investing, under
                                        normal market conditions, at least 80% of its net assets in domestic equity securities.
 Utilities                               Seeks capital growth and current income (income above
                                        that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of
                                        domestic and foreign companies in the utilities industry.
 Real Estate Securities                 Seeks to achieve a combination of long-term capital
                                        appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                        companies.
 Small Cap Opportunities                 Seeks long-term capital appreciation by investing, under
                                        normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.
 Small Cap Value                        Seeks long-term capital appreciation by investing, under
                                        normal market conditions, at least 80% of its assets in
                                        small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital
                                        appreciation.
 Small Company Value                     Seeks long-term growth of capital by investing, under
                                        normal market conditions, primarily in small companies
                                        whose common stocks are believed to be undervalued.
                                        Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                        investment purposes) in companies with a market
                                        capitalization that do not exceed the maximum market
                                        capitalization of any security in the Russell 2000 Index* at the time of purchase.

 Portfolio                               Portfolio Manager
==================================      ====================================
 Special Value                          Salomon Brothers Asset
 (only Series II available)             Management Inc.
 Mid Value                               T. Rowe Price Associates, Inc.
 Mid Cap Value                          Lord, Abbett & Co
 Value                                   Van Kampen
 All Cap Value                          Lord, Abbett & Co
 Growth & Income                         Independence Investment LLC
 500 Index B                            MFC Global Investment
                                        Management (U.S.A.) Limited
 Fundamental Value                       Davis Advisors
 U.S. Core                              Grantham, Mayo, Van Otterloo &
                                        Co. LLC
 Large Cap                               UBS Global Asset Management
 Quantitative Value                     MFC Global Investment
                                        Management (U.S.A.) Limited

 Portfolio                               Investment Description
==================================      ====================================================================
 Special Value                          Seeks long-term capital growth by investing, under normal
 (only Series II available)             circumstances, at least 80% of its net assets in common
                                        stocks and other equity securities of companies whose
                                        market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell
                                        2000 Value Index*.
 Mid Value                               Seeks long-term capital appreciation by investing, under
                                        normal market conditions, primarily in a diversified mix of common stocks of mid size U.S. companies that are
                                        believed to be undervalued by various measures and offer
                                        good prospects for capital appreciation.
 Mid Cap Value                          Seeks capital appreciation by investing, under normal
                                        market conditions, at least 80% of the portfolio's net assets
                                        (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500
                                        million to $10 billion.
 Value                                   Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies
                                        with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index*.
 All Cap Value                          Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization
                                        ranges that the subadviser believes are undervalued.
 Growth & Income                         Seeks income and long-term capital appreciation by
                                        investing, under normal market conditions, primarily in a
                                        diversified mix of common stocks of large U.S. companies.
 500 Index B                            Seeks to approximate the aggregate total return of a broad
                                        U.S. domestic equity market index investing, under normal
                                        market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common
                                        stocks that are included in the S&P 500 Index* and (b)
                                        securities (which may or may not be included in the S&P
                                        500 Index) that MFC Global (U.S.A.) believes as a group
                                        will behave in a manner similar to the index.
 Fundamental Value                       Seeks growth of capital by investing, under normal market
                                        conditions, primarily in common stocks of U.S. companies
                                        with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.
 U.S. Core                              Seeks long-term growth of capital and income, consistent
                                        with prudent investment risk, by investing primarily in a
                                        diversified portfolio of common stocks of U.S. issuers
                                        which the subadviser believes are of high quality.
 Large Cap                               Seeks to maximize total return, consisting of capital
                                        appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus
                                        borrowings for investment purposes, if any) in equity
                                        securities of U.S. large capitalization companies.
 Quantitative Value                     Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

 Portfolio                               Portfolio Manager
==================================      ====================================
 American Growth-Income                 Capital Research Management
                                        Company
 Equity-Income                           T. Rowe Price Associates, Inc.
 American Blue Chip Income              Capital Research Management
 and Growth                             Company
 Income & Value                          Capital Guardian Trust Company
 Managed                                Independence Investment LLC
                                        Capital Guardian Trust Company
                                        Declaration Management &
                                        Research LLC
 PIMCO VIT All Asset Portfolio           Pacific Investment Management
 (a series of the PIMCO Variable        Company
 Insurance Trust) (only Class M
 is available for sale)
 Global Allocation                      UBS Global Asset Management
 High Yield                              Salomon Brothers Asset
                                        Management Inc.
 U.S. High Yield Bond                   Wells Fargo Fund Management,
                                        LLC
 Strategic Bond                          Salomon Brothers Asset
                                        Management Inc.

 Portfolio                               Investment Description
==================================      ====================================================================
 American Growth-Income                 Invests all of its assets in Class 2 shares of the Growth-
                                        Income Fund, a series of American Fund Insurance Series.
                                        The Growth-Income Fund invests primarily in common
                                        stocks or other securities which demonstrate the potential for appreciation and/or dividends.
 Equity-Income                           Seeks to provide substantial dividend income and also long-
                                        term capital appreciation by investing primarily in
                                        dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                        dividends and capital appreciation.
 American Blue Chip Income              Invests all of its assets in Class 2 shares of the Blue Chip
 and Growth                             Income and Growth Fund, a series of American Fund
                                        Insurance Series. The Blue Chip Income and Growth Fund
                                        invests primarily in common stocks of larger, more
                                        established companies based in the U.S. with market
                                        capitalizations of $4 billion and above.
 Income & Value                          Seeks the balanced accomplishment of (a) conservation of
                                        principal and (b) long-term growth of capital and income
                                        by investing the portfolio's assets in both equity and fixed-
                                        income securities. The subadviser has full discretion to
                                        determine the allocation between equity and fixed income
                                        securities.
 Managed                                Seeks the balanced accomplishment of (a) conservation of
                                        principal and (b) long-term growth of capital and income
                                        by investing the portfolio's assets in both equity and fixed-
                                        income securities. The subadviser has full discretion to
                                        determine the allocation between equity and fixed income
                                        securities.
 PIMCO VIT All Asset Portfolio           The portfolio invests primarily in a diversified mix of: (a)
 (a series of the PIMCO Variable        common stocks of large and mid sized U.S. companies, and
 Insurance Trust) (only Class M         (b) bonds with an overall intermediate term average
 is available for sale)                 maturity.
 Global Allocation                      Seeks total return, consisting of long-term capital
                                        appreciation and current income, by investing in equity and fixed income securities of issuers located within and
                                        outside the U.S.
 High Yield                              Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities,
                                        including corporate bonds and other fixed-income
                                        securities.
 U.S. High Yield Bond                   Seeks total return with a high level of current income by
                                        investing, under normal market conditions, primarily in
                                        below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                        preferred and other convertible securities and bank loans.
 Strategic Bond                          Seeks a high level of total return consistent with
                                        preservation of capital by giving its subadviser broad
                                        discretion to deploy the portfolio's assets among certain
                                        segments of the fixed income market as the subadviser
                                        believes will best contribute to achievement of the
                                        portfolio's investment objective.

 Portfolio                               Portfolio Manager
==================================      ====================================
 Strategic Income                       Sovereign Asset Management, LLC,
                                        LLC
 Global Bond                             Pacific Investment Management
                                        Company
 Investment Quality Bond                Wellington Management Company,
                                        LLP
 Total Return                            Pacific Investment Management
                                        Company
 American Bond                          Capital Research Management Co
                                        LLC
 Real Return Bond                        Pacific Investment Management
                                        Company
 Bond Index B                           Declaration Management &
                                        Research LLC
 Core Bond                               Wells Fargo Fund Management,
                                        LLC
 Active Bond                            Declaration Management &
                                        Research LLC
                                        Sovereign Asset Management, LLC

 Portfolio                               Investment Description
==================================      ====================================================================
 Strategic Income                       Seeks a high level of current income by investing, under
                                        normal market conditions, primarily in foreign government
                                        and corporate debt securities from developed and emerging
                                        markets; U.S. Government and agency securities; and U.S.
                                        high yield bonds.
 Global Bond                             Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing the portfolio's assets primarily in fixed income securities denominated in major foreign
                                        currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
 Investment Quality Bond                Seeks a high level of current income consistent with the
                                        maintenance of principal and liquidity, by investing in a
                                        diversified portfolio of investment grade bonds.
                                        Investments will tend to focus on corporate bonds and U.S.
                                        Government bonds with intermediate to longer term
                                        maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
 Total Return                            Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing, under normal market
                                        conditions, at least 65% of the portfolio's assets in a
                                        diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                        vary within a three-to six-year time frame based on the
                                        subadviser's forecast for interest rates.
 American Bond                          Seeks to maximize current income and preserve capital.
 Real Return Bond                        Seeks maximum return, consistent with preservation of
                                        capital and prudent investment management, by investing,
                                        under normal market conditions, at least 80% of its net
                                        assets in inflation-indexed bonds of varying maturities
                                        issued by the U.S. and non-U.S. governments and by
                                        corporations.
 Bond Index B                           Seeks to track the performance of the Lehman Brothers
                                        Aggregate Index** (which represents the U.S. investment
                                        grade bond market) by investing at least 80% of its assets in securities listed in the Lehman Index.
 Core Bond                               Seeks total return consisting of income and capital
                                        appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                        subadviser invests in debt securities that the subadviser
                                        believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate
                                        sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are
                                        comparable to investment-grade debt securities. Under
                                        normal circumstances, the subadviser expects to maintain
                                        an overall effective duration range between 4 and 5 1/2
                                        years.
 Active Bond                            Seeks income and capital appreciation by investing at least
                                        80% of its assets in a diversified mix of debt securities and instruments.

 Portfolio                               Portfolio Manager
==================================      ====================================
 U.S. Government Securities             Salomon Brothers Asset
                                        Management Inc.
 Short Term Bond                         Declaration Management &
                                        Research LLC
 Money Market B                         MFC Global Investment
                                        Management (U.S.A.) Limited
 Lifestyle Aggressive                    MFC Global Investment
                                        Management (U.S.A.) Limited
                                        Deutsche Asset Management Inc.
 Lifestyle Growth                       MFC Global Investment
                                        Management (U.S.A.) Limited
                                        Deutsche Asset Management Inc.
 Lifestyle Balanced                      MFC Global Investment
                                        Management (U.S.A.) Limited
                                        Deutsche Asset Management Inc.
 Lifestyle Moderate                     MFC Global Investment
                                        Management (U.S.A.) Limited
                                        Deutsche Asset Management Inc.
 Lifestyle Conservative                  MFC Global Investment
                                        Management (U.S.A.) Limited
                                        Deutsche Asset Management Inc.
 Brandes International Equity           Brandes Investment Partners, LLC
 Turner Core Growth                      Turner Investment Partners, LLC

 Portfolio                               Investment Description
==================================      ====================================================================
 U.S. Government Securities             Seeks a high level of current income consistent with
                                        preservation of capital and maintenance of liquidity, by
                                        investing in debt obligations and mortgage-backed
                                        securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such
                                        securities.
 Short Term Bond                         Seeks income and capital appreciation by investing at least
                                        80% of its assets in a diversified mix of debt securities and instruments.
 Money Market B                         Seeks maximum current income consistent with
                                        preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397
                                        days or less issued primarily by U. S. entities.
 Lifestyle Aggressive                    Seeks to provide long-term growth of capital (current
                                        income is not a consideration) by investing 100% of the
                                        Lifestyle Trust's assets in other portfolios of the Trust
                                        which invest primarily in equity securities.
 Lifestyle Growth                       Seeks to provide long-term growth of capital with
                                        consideration also given to current income by investing
                                        approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                        income securities and approximately 80% of its assets in
                                        other portfolios of the Trust which invest primarily in
                                        equity securities.
 Lifestyle Balanced                      Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                        Lifestyle Trust's assets in other portfolios of the Trust
                                        which invest primarily in fixed income securities and
                                        approximately 60% of its assets in other portfolios of the
                                        Trust which invest primarily in equity securities.
 Lifestyle Moderate                     Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                                        Lifestyle Trust's assets in other portfolios of the Trust
                                        which invest primarily in fixed income securities and
                                        approximately 40% of its assets in other portfolios of the
                                        Trust which invest primarily in equity securities.
 Lifestyle Conservative                  Seeks to provide a high level of current income with some
                                        consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                        income securities and approximately 20% of its assets in
                                        other portfolios of the Trust which invest primarily in
                                        equity securities.
 Brandes International Equity           Seeks long-term capital appreciation through investment in equity securities of foreign issuers, including common
                                        stocks, and securities that are convertible into common
                                        stocks.
 Turner Core Growth                      Seeks long-term capital appreciation through investment
                                        mainly in common stocks of U.S. companies that the
                                        portfolio manager believes have strong earnings-growth
                                        potential.

 Portfolio                               Portfolio Manager
==================================      ====================================
 Frontier Capital Appreciation          Frontier Capital Management
                                        Company, LLC
 Business Opportunity Value              Iridian Asset Management, LLC

 Portfolio                               Investment Description
==================================      ====================================================================
 Frontier Capital Appreciation          Seeks maximum capital appreciation through investment in
                                        common stock of U.S. companies of all states, with
                                        emphasis on stocks with capitalizations consistent with the capitalizations of those companies found in the Russell
                                        2500 Index*.
 Business Opportunity Value              Seeks long-term capital appreciation through investment
                                        primariliy in equity securities of U.S. issuers in the large-to-
                                        medium capitalization segment of the U.S. stock market.

* "Standard & Poor's (Reg. TM)," "S&P 500 (Reg. TM)," "Standard and Poor's 500 (Reg. TM)" and "S&P Mid Cap 400 (Reg. TM)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000 (Reg. TM)," "Russell 2000 (Reg. TM) Growth" and "Russell 3000 (Reg. TM)" are trademarks of Frank Russell Company. "Wilshire 5000 (Reg. TM)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE (Reg. TM)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

** The Lehman Brothers Aggregate Index is a Bond Index. A Bond Index relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

     The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index - $26 million to $4.4 billion
     Russell 2000 Index - $105 million to $4.4 billion
     Russell 2500 Index -  $25 million to $11.2 billion
     Russell 3000 Index - $26 million to $370 billion
     Russell 2000 Value Index - $41 million to $3.5 billion
     Russell Midcap Value Index - $582 million to $18.2 billion
     Wilshire 5000 Equity Index - $1 million to $370 billion
     MSCI All Country World ex US Index - $419 million to $219.5 billion MSCI EAFE Index - $419 million to $219.5 billion
     S&P Mid Cap 400 Index - $423 million to $14.6 billion
     S&P 500 Composite Stock Price Index - $768 million to $370 billion